Property and Equipment - Schedule of Reconciliation of Carrying Amount (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Carrying amounts	$ 326,756	$ 368,621
Cleaning Machinery [Member]
Cost
Carrying amounts	258,292	333,660
Computers-hardware & software [Member]
Cost
Carrying amounts	21,442	34,961
Furniture and fittings [Member]
Cost
Carrying amounts
Renovation [Member]
Cost
Carrying amounts	41,875
Office equipment [Member]
Cost
Carrying amounts	5,147
Cost [Member]
Cost
Beginning balance	1,550,344	1,315,124
Additions	101,245	205,846
Disposal
Effect of movements in exchange rates	(47,396)	29,374
Ending balance	1,604,193	1,550,344
Cost [Member] | Cleaning Machinery [Member]
Cost
Beginning balance	1,087,463	891,977
Additions	38,394	174,874
Disposal
Effect of movements in exchange rates	(33,337)	20,612
Ending balance	1,092,520	1,087,463
Cost [Member] | Computers-hardware & software [Member]
Cost
Beginning balance	324,232	287,180
Additions	3,940	30,972
Disposal
Effect of movements in exchange rates	(9,808)	6,080
Ending balance	318,364	324,232
Cost [Member] | Furniture and fittings [Member]
Cost
Beginning balance	47,481	46,563
Additions
Disposal
Effect of movements in exchange rates	(1,456)	918
Ending balance	46,025	47,481
Cost [Member] | Renovation [Member]
Cost
Beginning balance	78,475	76,957
Additions	53,618
Disposal
Effect of movements in exchange rates	(2,406)	1,518
Ending balance	129,687	78,475
Cost [Member] | Office equipment [Member]
Cost
Beginning balance	12,693	12,447
Additions	5,293
Disposal
Effect of movements in exchange rates	(389)	246
Ending balance	17,597	12,693
Accumulated Depreciation [Member]
Cost
Beginning balance	1,181,723	1,036,258
Additions	134,308	122,695
Disposal
Effect of movements in exchange rates	(38,594)	22,770
Ending balance	1,277,437	1,181,723
Accumulated Depreciation [Member] | Cleaning Machinery [Member]
Cost
Beginning balance	753,803	625,159
Additions	105,259	114,339
Disposal
Effect of movements in exchange rates	(24,834)	14,305
Ending balance	834,228	753,803
Accumulated Depreciation [Member] | Computers-hardware & software [Member]
Cost
Beginning balance	289,271	275,132
Additions	16,962	8,356
Disposal
Effect of movements in exchange rates	(9,311)	5,783
Ending balance	296,922	289,271
Accumulated Depreciation [Member] | Furniture and fittings [Member]
Cost
Beginning balance	47,481	46,563
Additions
Disposal
Effect of movements in exchange rates	(1,456)	918
Ending balance	46,025	47,481
Accumulated Depreciation [Member] | Renovation [Member]
Cost
Beginning balance	78,475	76,957
Additions	11,938
Disposal
Effect of movements in exchange rates	(2,601)	1,518
Ending balance	87,812	78,475
Accumulated Depreciation [Member] | Office equipment [Member]
Cost
Beginning balance	12,693	12,447
Additions	149
Disposal
Effect of movements in exchange rates	(392)	246
Ending balance	$ 12,450	$ 12,693